Recurring Fair Value Measurements (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value Disclosures [Abstract]
Fair value of public warrants	$ 5,411,933
Decrease in fair value of private warrants	$ 6,900